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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Lawrence A. Oberman         Northbrook, IL       11/12/08
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          25
                                        --------------------

Form 13F Information Table Value Total:        181,085
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
                                    TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER              CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
Advisory Board Company              Common   00762W107    1,960    65,000 sh          SOLE                65,000    0     0
Aero Grow International Inc.        Common   00768M103    1,120   413,293 sh          SOLE               413,293    0     0
Ambassadors Group Inc.              Common   023177108    8,867   557,337 sh          SOLE               557,337    0     0
Ambassadors Group Inc.              Common   023177108       32     2,000 sh          OTHER                2,000    0     0
Balchem Corp.                       Common   057665200   15,883   595,526 sh          SOLE               595,526    0     0
Berkshire Hathaway Inc. Del         Class B  084670207       88        20 sh          OTHER                   20    0     0
Cogent Inc.                         Common   19239Y108    5,983   585,459 sh          SOLE               585,459    0     0
Dynamex Inc.                        Common   26784F103   11,969   420,547 sh          SOLE               420,547    0     0
Immersion Corp.                     Common   452521107      612   105,100 sh          SOLE               105,100    0     0
Liquidity Services Inc.             Common   53635B107   11,371 1,048,045 sh          SOLE             1,048,045    0     0
NVE Corp                            Com New  629445206   13,152   464,555 sh          SOLE               464,555    0     0
Perficient Inc.                     Common   71375U101    2,013   303,100 sh          SOLE               303,100    0     0
Pure Cycle                          Com New  746228303    7,679 1,282,008 sh          SOLE             1,282,008    0     0
Repligen Corp.                      Common   759916109    3,361   713,686 sh          SOLE               713,686    0     0
SPSS Inc.                           Common   78462K102      426    14,500 sh          SOLE                14,500    0     0
Scientific Learning Corp.           Common   808760102   15,674 4,764,016 sh          SOLE             4,764,016    0     0
Surmodics Inc.                      Common   868873100   18,543   588,865 sh          SOLE               588,865    0     0
Surmodics Inc.                      Common   868873100      126     4,000 sh          OTHER                4,000    0     0
Surmodics Inc.                      Common   868873900    5,615   178,300 sh  Call    SOLE               178,300    0     0
Universal Technical Institute Inc.  Common   913915104   33,638 1,971,761 sh          SOLE             1,971,761    0     0
Universal Technical Institute Inc.  Common   913915104      266    15,600 sh          OTHER               15,600    0     0
Websense Inc.                       Common   947684106   14,858   664,765 sh          SOLE               664,765    0     0
Websense Inc.                       Common   947684106      114     5,100 sh          OTHER                5,100    0     0
X-Rite Inc.                         Common   983857103    7,666 2,177,859 sh          SOLE             2,177,859    0     0
X-Rite Inc.                         Common   983857103       69    19,500 sh          OTHER               19,500    0     0